Consolidated Statements of Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 4,131,063	$ 4,915,658	$ 3,311,241
Other comprehensive income, net of tax:
Unrealized gain (loss) on securities available-for-sale	1,928,415	(2,133,264)	(327)
Unrealized gain (loss) on pension plan assets	(1,970,638)	45,493	409,082
Comprehensive income	$ 4,088,840	$ 2,827,887	$ 3,719,996